Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 2,138	¥ 6,803	¥ 10,951
Short-term Lease, Cost	¥ 244	¥ 2,718	¥ 2,341
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year